UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-04379

Plan Investment Fund, Inc.
(Exact name of registrant as specified in charter)

2 Mid America Plaza Suite 200 Oakbrook Terrace, Illinois			60181
(Address of principal executive offices)			(Zip code)

SUSAN A. PICKAR President and Chief Executive Officer Plan Investment Fund, Inc. 2 Mid America Plaza, Suite 200 Oakbrook Terrace, Illinois 60181
(Name and address of agent for service)

Copy to: JOSEPH M. MANNON Vedder Price P. C. 222 North LaSalle Street Chicago, Illinois 60601

Registrant’s telephone number, including area code:		(630) 472-7700

Date of fiscal year end:	December 31

Date of reporting period:	June 30, 2016

TABLE OF CONTENTS

Item 1.                     Reports to Stockholders.

Item 2.                     Code of Ethics.

Item 3.                     Audit Committee Financial Expert.

Item 4.                     Principal Accountant Fees and Services.

Item 5.                     Audit Committee of Listed Registrants.

Item 6.                     Investments.

Item 7.                     Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Item 8.                     Portfolio Managers of Closed—End Management Investment Companies.

Item 9.                     Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Item 10.              Submission of Matters to a Vote of Security Holders.

Item 11.              Controls and Procedures.

Item 12.              Exhibits.

Item 1. Reports to Stockholders.

Semi-Annual Report
June 30, 2016

(Unaudited)

ADMINISTRATOR

BCS Financial Services Corporation
2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(800) 621-9215

August 26, 2016

Dear Investors:

On behalf of the Board of Trustees, we are pleased to submit the 2016 Semi-Annual Report for Plan Investment Fund, Inc. (“PIF”).

As you may be aware, the Securities and Exchange Commission (“SEC”) voted in July of 2014 to reform institutional prime money market funds. In response to the reform, PIF will be moving its prime money market fund, the Money Market Portfolio, to a floating net asset value (“FNAV”) on or around October 11, 2016. Additionally, we modified the guidelines of our U.S. Government money market fund, the Government Portfolio, by changing its maximum weighted average maturity (“WAM”) from 7-days to more traditional 60-days. Further detail on these changes can be found in our supplement filings to our prospectus and statement of additional information on our website at www.pif.com.

We are focused on our products competitiveness in the marketplace and believe these changes will position PIF with a competitive advantage going forward.

We sincerely appreciate your ongoing support and continue to work diligently to maintain your trust and confidence. As always, please contact us with any comment or questions.

Sincerely,

Susan A. Pickar
President and Chief Executive Officer

Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the PIF money market portfolios seek to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the portfolios.

Bonds offer a relatively stable level of income, although bond prices will fluctuate providing the potential for principal gain or loss. Intermediate-term, higher quality bonds generally offer less risk than longer term bonds and a lower rate of return. Generally, a fund’s fixed income securities will decrease in value if interest rates rise and vice versa.

The report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund’s risks, objectives, fees and expenses, experience of its management and other information.

Government Portfolio

(formerly known as the Government/REPO Portfolio)

(Unaudited)

Schedule of Investments

June 30, 2016

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS IN SECURITIES — 100%
REPURCHASE AGREEMENTS — 100.0%
$5,000,000	Bank of Montreal To be repurchased at $5,000,053 (collateralized by $4,952,500 par amount of U.S. Treasury Notes and a U.S. Treasury Bill, 0.00% to 4.25%; due 02/02/2017 to 06/30/20; Total Fair Value $5,100,007)	0.38%	07/01/16	$5,000,000
3,370,000	Goldman Sachs & Co. To be repurchased at $3,370,039 (collateralized by $3,305,380 par amount of Federal National Mortgage Backed Security, 3.00%; due 12/01/35; Total Fair Value $3,471,101)	0.42%	07/01/16	3,370,000
5,000,000	HSBC Securities (USA), Inc. To be repurchased at $5,000,050 (collateralized by $5,005,005 par amount of a U.S. Treasury Note, 1.38%; due 04/30/21; Total Fair Value $5,104,585)	0.36%	07/01/16	5,000,000
5,000,000	HSBC Securities (USA), Inc. To be repurchased at $5,000,053 (collateralized by $4,760,000 par amount of Federal National Mortgage Backed Security, 4.00%; due 04/01/46; Total Fair Value $5,151,115)	0.38%	07/01/16	5,000,000
5,000,000	Mitsubishi UFJ Securities Co. To be repurchased at $5,000,057 (collateralized by $4,843,439 par amount of Federal National Mortgage Backed Securities and Gold Participating Certificates, 3.00% to 4.50%; due 10/01/26 to 03/01/46; Total Fair Value $5,150,000)	0.41%	07/01/16	5,000,000
3,000,000	Morgan Stanley Co., LLC To be repurchased at $3,000,024 (collateralized by $2,845,024 par amount of Government National Mortgage Association, 4.00%; due 05/20/46; Total Fair Value $3,060,000)	0.29%	07/01/16	3,000,000
3,000,000	RBC Capital Markets, LLC To be repurchased at $3,000,032 (collateralized by $2,899,200 par amount of a U.S. Treasury Note, 2.00%; due 07/31/22; Total Fair Value $3,060,061)	0.38%	07/01/16	3,000,000

See accompanying notes to financial statements.

Government Portfolio

(formerly known as the Government/REPO Portfolio)

(Unaudited)

Schedule of Investments

June 30, 2016

(Concluded)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)
$6,000,000	TD Securities (USA), LLC To be repurchased at $6,000,073 (collateralized by $5,969,563 par amount of U.S. Treasury Notes, U.S. Treasury Bond and U.S. Treasury STRIPS, 0.00% to 3.63%; due 10/31/17 to 11/15/39; Total Fair Value $6,120,069)	0.44%	07/01/16	$6,000,000
6,000,000	The Bank of Nova Scotia To be repurchased at $6,000,067 (collateralized by $5,550,881 par amount of U.S. Treasury Notes and U.S. Treasury Bonds, 1.38% to 2.38%; due 07/31/20 to 02/15/44; Total Fair Value $6,120,081)	0.40%	07/01/16	6,000,000
	Total Repurchase Agreements (Cost $41,370,000)			41,370,000
	Total Investments in Securities — 100.0% (Cost $41,370,000) *			41,370,000
	Liabilities in excess of Other Assets — (0.0)% **			(7,763)
	Net Assets — 100.0%			$41,362,237
	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
**	Less than 0.1%.

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

TOTAL INVESTMENTS — 42.6%
U.S. TREASURY OBLIGATIONS — 3.3% (1)
$4,000,000	U.S. Treasury Bill	0.50%	07/07/16	$3,999,664
4,000,000	U.S. Treasury Bill	0.40%	07/28/16	3,998,808
2,000,000	U.S. Treasury Bill	0.46%	08/04/16	1,999,130
	Total U.S. Treasury Obligations (Cost $9,997,602)			9,997,602

BANK OBLIGATIONS — 6.3%
CERTIFICATES OF DEPOSIT — 2.7%
6,000,000	Citibank NA	0.40%	07/07/16	6,000,000
2,000,000	Citibank NA	0.59%	08/04/16	2,000,000
				8,000,000
YANKEE CERTIFICATES OF DEPOSIT — 3.6%
3,000,000	Canadian Imperial Bank of Commerce, New York	0.85%	09/02/16	3,000,000
2,000,000	Canadian Imperial Bank of Commerce, New York (4)	0.78%	09/19/16	2,000,530
3,000,000	Credit lndustriel ET Commercial, New York	0.60%	08/12/16	3,000,000
3,000,000	Oversea-Chinese Banking Corp. Ltd., New York	0.48%	07/19/16	3,000,000
				11,000,530
	Total Bank Obligations (Cost $19,000,530)			19,000,530

CORPORATE DEBT — 25.5%
COMMERCIAL PAPER — 25.5%
ASSET BACKED SECURITIES — 10.3% (1) (2)
7,000,000	Gotham Funding Corp.	0.47%	07/12/16	6,998,995
3,000,000	Old Line Funding LLC	0.68%	08/08/16	2,997,847
2,000,000	Starbird Funding Corp.	0.62%	08/02/16	1,998,898
4,000,000	Thunder Bay Funding LLC	0.50%	07/22/16	3,998,833
3,000,000	Thunder Bay Funding LLC	0.78%	10/11/16	2,992,520
6,000,000	Versailles Commercial Paper LLC	0.42%	07/11/16	5,999,300
6,000,000	Working Capital Management Co.	0.56%	07/21/16	5,998,133
				30,984,526
FINANCIAL COMPANIES — 15.2% (2)
2,000,000	Bank Nederlandse Gemeenten NV (1)	0.63%	08/31/16	1,997,865
2,000,000	Bank of Nova Scotia (1)	0.85%	08/26/16	1,997,356
4,000,000	Bank of Nova Scotia (1)	0.65%	09/26/16	3,993,717
5,000,000	DBS Bank Ltd. (1)	0.53%	07/25/16	4,998,233
5,000,000	ING US Funding LLC	0.70%	08/05/16	4,996,597
4,000,000	Macquarie Bank Ltd. (1)	0.66%	09/14/16	3,994,500

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Continued)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

CORPORATE DEBT (continued)
COMMERCIAL PAPER (continued)
FINANCIAL COMPANIES (continued)
$3,000,000	Nederlandse Waterschapsbank NV (1)	0.60%	09/14/16	$2,996,250
6,000,000	Nordea Bank AB (1)	0.54%	07/01/16	6,000,000
6,000,000	NRW Bank (1)	0.46%	08/16/16	5,996,435
4,000,000	Sumitomo Mitsui Trust Bank Ltd., New York (1)	0.71%	08/10/16	3,996,844
2,000,000	Toyota Motor Credit Corp.	0.65%	08/30/16	1,997,833
3,000,000	Westpac Banking Corp. (1)	0.86%	09/26/16	2,993,765
				45,959,395
	Total Commercial Paper			76,943,921
	Total Corporate Debt (Cost $76,943,921)			76,943,921

NON-U.S. SUB-SOVEREIGN — 2.5%
7,554,000	PSP Capital Inc. (2)	0.40%	07/06/16	7,553,580
	Total Non-U.S. Sub-Sovereign (Cost $7,553,580)			7,553,580

VARIABLE RATE OBLIGATIONS — 1.7%
5,000,000	Jets Stadium Development LLC (3)	0.45%	04/01/47	5,000,000
	Total Variable Rate Obligations (Cost $5,000,000)			5,000,000

TIME DEPOSITS — 3.3%
10,000,000	Credit Agricole Corporate Investment Bank SA	0.31%	07/01/16	10,000,000
	Total Time Deposits (Cost $10,000,000)			10,000,000
	Total Investments (Cost $128,495,633)			128,495,633

REPURCHASE AGREEMENTS — 56.1%
44,000,000	HSBC Securities (USA), Inc. To be repurchased at $44,000,440 (collateralized by $36,925,000 par amount of a U.S. Treasury Note, 2.63%; due 07/15/17; Total Fair Value $44,800,181)	0.36%	07/01/16	44,000,000
60,000,000	RBC Capital Markets, LLC To be repurchased at $60,000,633 (collateralized by $57,982,900 par amount of a U.S. Treasury Note, 2.00%; due 07/31/22; Total Fair Value $61,200,064)	0.38%	07/01/16	60,000,000

See accompanying notes to financial statements.

Money Market Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Concluded)

				Amortized
Par Value	Issuer	Interest Rate	Maturity	Cost

REPURCHASE AGREEMENTS (continued)
$65,000,000	TD Securities (USA), LLC To be repurchased at $65,000,794 (collateralized by $62,244,203 par amount of Government National Mortgage Association, 3.50%; due 5/20/46; Total Fair Value $66,300,000)	0.44%	07/01/16	$65,000,000
	Total Repurchase Agreements (Cost $169,000,000)			169,000,000
	Total Investments in Securities — 98.7% (Cost $297,495,633)*			297,495,633
	Other Assets in excess of Liabilities — 1.3%			3,790,904
	Net Assets — 100.0%			$301,286,537
	Net Asset Value Per Participation Certificate			$1.00

*	Aggregate cost is the same for financial reporting and Federal tax purposes.
(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by BlackRock Advisors, LLC, the investment advisor to the Money Market Portfolio.

(3)	Variable rate security. Interest Rate shown is as of the report date and the date shown is the final maturity date, although the principal owed can be recovered through demand upon 7-days notice.
(4)	Variable rate security. Interest Rate shown is as of the report date and the date shown is the final maturity.

NA	National Association

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

U.S. TREASURY OBLIGATIONS — 45.9% (1)
$9,350,000	U.S. Treasury Bill	0.75%	01/15/17	$9,365,521
3,200,000	U.S. Treasury Bill	0.48%	03/30/17	3,190,614
7,175,000	U.S. Treasury Bill	0.51%	03/30/17	7,153,956
2,000,000	U.S. Treasury Bill	0.58%	03/30/17	1,994,134
1,000,000	U.S. Treasury Bill	0.48%	03/31/17	997,067
4,000,000	U.S. Treasury Bill	0.50%	04/30/17	3,999,808
	Total U.S. Treasury Obligations (Cost $26,676,750)			26,701,100

AGENCY OBLIGATIONS — 52.3%
100,218	Federal Home Loan Mortgage Corp. (2)	4.78%	01/25/17	102,491
248,959	Federal Home Loan Mortgage Corp. (2)	5.00%	11/01/20	262,380
106,866	Federal Home Loan Mortgage Corp. (2)	4.00%	08/01/21	110,863
359,316	Federal Home Loan Mortgage Corp. (2)	5.50%	12/01/24	382,940
214,669	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	223,598
370,101	Federal Home Loan Mortgage Corp. (2)	5.00%	06/01/25	381,261
569,171	Federal Home Loan Mortgage Corp. (2)	5.00%	07/01/25	590,450
303,687	Federal Home Loan Mortgage Corp. (2)	4.50%	09/01/26	320,180
30,103	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	30,783
32,663	Federal Home Loan Mortgage Corp., CMO (2)	5.50%	10/15/17	33,365
341,650	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	10/15/18	344,480
561,384	Federal Home Loan Mortgage Corp., CMO (2)	2.50%	09/15/24	567,331
342,543	Federal Home Loan Mortgage Corp., CMO (2)	3.50%	11/15/25	345,065
419,728	Federal Home Loan Mortgage Corp., CMO (2)	2.20%	01/15/35	424,758
961,273	Federal Home Loan Mortgage Corp., CMO (2)	4.00%	08/15/37	976,887
640,921	Federal Home Loan Mortgage Corp., CMO (2)	2.00%	06/15/38	645,874
625,000	Federal National Mortgage Association (2)	2.21%	09/01/16	624,490
935,519	Federal National Mortgage Association (2)	2.65%	06/01/17	943,196
195,121	Federal National Mortgage Association (2)	5.46%	06/01/17	197,487
1,000,000	Federal National Mortgage Association (2)	1.32%	11/01/17	1,005,622
1,865,000	Federal National Mortgage Association (2)	3.63%	01/01/18	1,918,267
324,375	Federal National Mortgage Association (2)	5.32%	06/01/18	343,688
565,000	Federal National Mortgage Association (2)	3.11%	07/01/18	586,289
199,758	Federal National Mortgage Association (2)	5.50%	09/01/18	206,544
681,225	Federal National Mortgage Association (2)	4.50%	11/01/18	699,918
916,938	Federal National Mortgage Association (2)	2.30%	04/01/19	926,943
459,385	Federal National Mortgage Association (2)	2.44%	05/01/19	466,936
300,000	Federal National Mortgage Association (2)	4.51%	06/01/19	313,040
262,724	Federal National Mortgage Association (2)	4.50%	10/01/19	269,686
619,003	Federal National Mortgage Association (2)	6.00%	10/01/19	637,884
489,450	Federal National Mortgage Association (2)	2.22%	03/01/20	496,329
451,409	Federal National Mortgage Association (2)	4.50%	04/01/20	463,685
211,446	Federal National Mortgage Association (2)	4.50%	07/01/20	217,775
677,406	Federal National Mortgage Association (2)	4.50%	01/01/26	696,629

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

AGENCY OBLIGATIONS (continued)
$300,700	Federal National Mortgage Association, CMBS (2)	1.11%	02/25/17	$301,039
550,000	Federal National Mortgage Association, CMBS (2)	2.43%	01/25/19	566,386
464,882	Federal National Mortgage Association, CMO (2)	5.00%	10/25/18	479,126
601,202	Federal National Mortgage Association, CMO (2)	2.25%	02/25/29	602,428
428,927	Federal National Mortgage Association, CMO (2)	3.00%	04/25/36	436,280
1,050,263	FHLMC Multifamily Structured Pass Through Certificates (2)	1.66%	11/25/16	1,050,518
669,625	FHLMC Multifamily Structured Pass Through Certificates (2)	4.77%	05/25/18	691,389
251,514	Government National Mortgage Association	4.50%	09/15/18	256,403
140,298	Government National Mortgage Association	4.50%	06/15/19	144,544
12,461	Government National Mortgage Association	5.85%	07/20/58	12,928
410,118	Government National Mortgage Association	5.46%	07/20/59	417,255
144,633	Government National Mortgage Association	5.46%	08/20/59	147,882
142,908	Government National Mortgage Association	5.47%	08/20/59	145,608
164,999	Government National Mortgage Association	5.47%	08/20/59	169,368
134,023	Government National Mortgage Association	5.59%	11/20/59	138,349
305,360	Government National Mortgage Association	5.50%	01/20/60	315,003
132,909	Government National Mortgage Association	5.00%	05/20/60	139,310
180,653	Government National Mortgage Association	4.75%	10/20/60	186,602
124,779	Government National Mortgage Association	5.29%	10/20/60	133,527
207,675	Government National Mortgage Association	4.31%	12/20/60	213,408
362,673	Government National Mortgage Association	4.75%	01/20/61	375,780
383,655	Government National Mortgage Association	4.80%	01/20/61	398,962
1,039,647	Government National Mortgage Association	4.72%	03/20/61	1,080,041
136,466	Government National Mortgage Association	4.70%	05/20/61	143,101
495,063	Government National Mortgage Association	4.70%	09/20/61	521,275
361,879	Government National Mortgage Association	4.66%	01/20/62	383,326
177,945	Government National Mortgage Association	5.41%	06/20/62	182,576
190,446	Government National Mortgage Association	4.53%	07/20/62	203,375
359,062	Government National Mortgage Association	4.55%	09/20/62	385,704
471,749	Government National Mortgage Association	4.50%	10/20/62	509,199
266,338	Government National Mortgage Association	5.40%	03/20/64	272,947
25,964	Government National Mortgage Association, CMO	2.16%	07/16/33	25,953
875,483	Government National Mortgage Association, CMO	1.70%	08/16/33	878,225
378,650	Government National Mortgage Association, CMO	3.00%	10/20/37	387,118
160,421	Government National Mortgage Association, CMO	2.00%	06/20/39	161,918
360,025	Government National Mortgage Association, CMO	5.47%	11/20/59	369,237
220,165	National Credit Union Administration Guaranteed Notes (3)	0.81%	11/06/17	219,619
355,239	Small Business Administration (3)	3.33%	06/25/22	371,791
230,860	Small Business Administration (3)	4.33%	03/25/24	249,001
	Total Agency Obligations (Cost $30,280,330)			30,423,615

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Concluded)

		Fair
Shares	Issuer	Value

REGISTERED INVESTMENT COMPANY — 0.1%
50,656	Dreyfus Treasury & Agency Cash Management Fund, 0.24% (4)	$50,656
	Total Registered Investment Company (Cost $50,656)	50,656
	Total Investments in Securities — 98.3% (Cost $57,007,736) *	57,175,371
	Other Assets in excess or Liabilities — 1.7%	970,113
	Net Assets 100.0%	$58,145,484
	Net Asset Value Per Participation Certificate	$10.02

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$57,007,736
	Unrealized appreciation	207,131
	Unrealized depreciation	(39,496)
	Net unrealized appreciation	$167,635

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(3)	Variable or floating rate security. Interest Rate disclosed is as of June 30, 2016.
(4)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of June 30, 2016.

CMO	Collateralized Mortgage Obligation
FHLMC	Federal Home Loan Mortgage Corporation

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

U.S. TREASURY OBLIGATIONS — 21.7% (1)
$11,600,000	U.S. Treasury Note	0.52%	03/30/17	$11,565,977
1,800,000	U.S. Treasury Note	0.50%	04/30/17	1,799,914
9,100,000	U.S. Treasury Note	0.63%	09/30/17	9,108,536
28,250,000	U.S. Treasury Note	1.00%	12/31/17	28,426,562
	Total U.S. Treasury Obligations (Cost $50,662,357)			50,900,989

COMMERCIAL MORTGAGE-BACKED SECURITIES — 6.8%
1,081,230	Banc of America Commercial Mortgage Trust (2)	6.44%	02/10/51	1,137,948
2,286,191	CD Commercial Mortgage Trust	5.32%	12/11/49	2,310,222
1,000,000	Chase Issuance Trust	1.37%	06/15/21	1,005,175
500,000	Comm Mortgage Trust (2) (3)	1.24%	03/15/29	491,433
4,171,222	GCCFC Trust	5.44%	03/10/39	4,209,558
2,673,936	JP Morgan Chase Commercial Mortgage Securities Trust	5.34%	05/15/47	2,697,603
675,689	JP Morgan Chase Commercial Mortgage Securities Trust	0.73%	12/15/47	674,193
92,318	LB-UBS Commercial Mrtg Trust	4.57%	01/15/31	92,500
1,000,000	LB-UBS Commercial Mrtg Trust (2) (4)	4.98%	01/15/36	998,565
660,472	Morgan Stanley Bank of America Merrill Lynch Trust	1.39%	07/15/46	661,615
12,713	Morgan Stanley Capital I Trust	5.61%	04/15/49	12,731
221,830	Wachovia Bank Commercial Mortgage Trust	5.25%	12/15/43	223,268
405,006	Wachovia Bank Commercial Mortgage Trust	5.31%	11/15/48	406,741
614,707	Wachovia Bank Commercial Mortgage Trust (2)	5.88%	06/15/49	615,948
189,686	Wachovia Bank Commercial Mortgage Trust (2)	5.89%	06/15/49	189,752
198,379	WFRBS Commercial Mortgage Trust	0.74%	03/15/48	198,253
	Total Commercial Mortgage-Backed Securities (Cost $15,962,583)			15,925,505

ASSET-BACKED SECURITIES — 27.3%
575,000	Ally Auto Receivables Trust	1.44%	08/17/20	577,556
1,111,000	Ally Master Owner Trust	1.33%	03/15/19	1,111,291
1,320,000	American Express Issuance Trust II (2)	0.89%	02/15/19	1,313,537
1,000,000	AmeriCredit Automobile Receivables Trust	2.68%	10/09/18	1,004,295
936,431	AmeriCredit Automobile Receivables Trust	1.69%	11/08/18	936,854
1,888,000	AmeriCredit Automobile Receivables Trust	1.57%	01/08/19	1,889,048
1,322,000	AmeriCredit Automobile Receivables Trust	3.31%	10/08/19	1,344,761
326,826	ARI Fleet Lease Trust (3)	0.92%	07/15/21	326,807
280,338	ARI Fleet Lease Trust (3)	0.81%	11/15/22	279,980

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

ASSET-BACKED SECURITIES (continued)
$3,440,000	Cabela’s Credit Card Master Note Trust (3)	1.45%	06/15/20	$3,446,146
1,319,722	Capital Auto Receivables Asset Trust	1.29%	04/20/18	1,319,815
1,442,745	Capital Auto Receivables Asset Trust	1.32%	06/20/18	1,443,471
550,000	Capital Auto Receivables Asset Trust	1.74%	10/22/18	550,836
2,600,000	Capital One Multi-Asset Execution Trust	5.75%	07/15/20	2,751,820
300,000	CarMax Auto Owner Trust	1.24%	10/15/18	299,840
1,756,000	CarMax Auto Owner Trust	1.49%	01/15/19	1,762,899
1,630,000	CarMax Auto Owner Trust	1.38%	11/15/19	1,636,446
686,000	Chase Issuance Trust (2)	0.69%	04/15/19	684,210
1,030,000	Chase Issuance Trust (2)	0.90%	04/15/19	1,027,367
1,100,000	Chesapeake Funding II LLC (3)	1.88%	06/15/28	1,102,927
2,435,000	CIT Equipment Collateral (3)	1.50%	10/21/19	2,436,609
416,047	CIT Equipment Collateral (3)	1.13%	07/20/20	415,780
625,000	Citibank Credit Card Issuance Trust	1.02%	02/22/19	625,732
5,090	CNH Equipment Trust	0.69%	06/15/18	5,090
133,033	CNH Equipment Trust	0.69%	08/15/18	132,925
1,100,000	CNH Equipment Trust	1.37%	07/15/20	1,103,561
2,200,000	CNH Equipment Trust	1.67%	08/16/21	2,212,252
1,750,000	Discover Card Execution Note Trust	5.65%	03/16/20	1,847,108
650,000	Dryrock Issuance Trust (2)	0.80%	12/16/19	650,477
34,168	Fifth Third Auto	0.88%	10/15/17	34,165
1,500,000	Fifth Third Auto	1.30%	02/15/20	1,501,770
445,708	Fifth Third Auto Trust	0.68%	04/16/18	445,463
2,000,000	Fifth Third Auto Trust	1.14%	10/15/20	2,001,747
1,100,000	Ford Credit Auto Owner Trust	2.43%	01/15/19	1,104,070
2,000,000	Ford Credit Floorplan Master Owner Trust	1.88%	09/15/18	2,002,559
700,000	Ford Credit Floorplan Master Owner Trust	2.32%	01/15/19	702,974
500,000	Ford Credit Floorplan Master Owner Trust	2.86%	01/15/19	503,584
500,000	Ford Credit Floorplan Master Owner Trust	1.20%	02/15/19	501,275
1,000,000	Ford Credit Floorplan Master Owner Trust	1.40%	02/15/19	997,114
2,500,000	Golden Credit Card Trust (3) (5)	1.39%	07/15/19	2,505,516
2,000,000	Mercedes Benz Auto Lease Trust	1.21%	10/15/20	2,002,523
1,966,066	North Carolina State Education Assistance Authority (2)	1.44%	07/25/25	1,932,997
938,988	North Carolina State Education Assistance Authority (2)	1.54%	01/26/26	929,073
336,380	Sierra Timeshare Receivables Funding LLC (3)	2.38%	03/20/29	336,694
375,539	Sierra Timeshare Receivables Funding LLC (3)	1.87%	08/20/29	374,490
1,013,508	SMART Trust Australia (5)	1.25%	08/14/18	1,010,528
742,719	SMART Trust Australia (5)	1.18%	02/14/19	740,565
2,745,000	Susquehanna Auto Receivables Trust (3)	1.43%	08/15/19	2,745,736
2,970,000	Synchrony Credit Card Master Note Trust	1.61%	11/15/20	2,988,659
234,123	TAL Advantage V LLC (3)	1.70%	05/20/39	231,475
1,156,000	Toyota Auto Receivables Owner Trust	1.27%	05/15/19	1,161,085
2,189,741	Volvo Financial Equipment LLC (3)	0.97%	08/15/19	2,188,792
286,813	World Omni Auto Receivables Trust	0.79%	07/16/18	286,705
270,000	World Omni Auto Receivables Trust	1.06%	09/15/19	269,794

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

ASSET-BACKED SECURITIES (continued)
$500,000	World Omni Auto Receivables Trust	1.32%	01/15/20	$501,558
	Total Asset-Backed Securities (Cost $64,183,177)			64,240,351

AGENCY OBLIGATIONS — 10.0%
223,372	Federal Home Loan Mortgage Corp. (6)	5.00%	06/01/25	232,663
1,906,396	Federal Home Loan Mortgage Corp., CMO	4.00%	08/15/37	1,937,362
2,870,321	Federal National Mortgage Association, CMBS	1.11%	02/25/17	2,873,552
6,000,000	FHLMC Multifamily Structured Pass Through Certificates (2)	3.88%	11/25/17	6,183,227
1,157,729	FHLMC Multifamily Structured Pass Through Certificates	1.43%	08/25/17	1,161,377
4,860,622	Government National Mortgage Association	4.70%	09/20/61	5,117,971
310,256	Government National Mortgage Association	5.46%	07/20/59	316,899
273,412	Government National Mortgage Association	5.46%	07/20/59	278,170
289,266	Government National Mortgage Association	5.46%	08/20/59	295,764
261,998	Government National Mortgage Association	5.47%	08/20/59	266,948
164,999	Government National Mortgage Association	5.47%	08/20/59	169,368
1,826,212	Government National Mortgage Association	5.62%	09/20/59	1,872,476
67,012	Government National Mortgage Association	5.59%	11/20/59	69,175
124,145	Government National Mortgage Association	5.72%	06/20/61	129,095
310,552	Government National Mortgage Association	5.16%	06/20/62	327,464
260,986	Government National Mortgage Association	5.41%	06/20/62	267,778
956,072	Government National Mortgage Association (2)	2.69%	10/20/63	1,020,664
645,488	Government National Mortgage Association, CMO (2)	0.69%	11/16/35	643,773
230,828	Small Business Administration (2)	3.08%	06/25/22	239,346
	Total Agency Obligations (Cost $23,394,715)			23,403,072

CORPORATE BONDS — 32.5%
AEROSPACE/DEFENSE — 0.7%
1,640,000	Boeing Capital Corp.	2.13%	08/15/16	1,641,850
				1,641,850
AUTO MANUFACTURERS — 1.1%
360,000	American Honda Finance Corp. (2)	1.48%	02/22/19	363,986
850,000	Daimler Finance North America LLC (3)	1.45%	08/01/16	850,399
1,425,000	Ford Motor Credit Co. LLC	3.00%	06/12/17	1,447,040
				2,661,425
BANKS — 16.8%
1,000,000	Bank of America Corp.	6.88%	04/25/18	1,092,216
1,500,000	Bank of America NA (2)	1.13%	06/05/17	1,501,761
2,250,000	BB&T Corp.	1.60%	08/15/17	2,262,510

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS (continued)
BANKS (continued)
$1,500,000	Canadian Imperial Bank of Commerce/Canada (2) (5)	1.15%	07/18/16	$1,500,405
1,250,000	Capital One Financial Corp.	3.15%	07/15/16	1,250,713
720,000	Citigroup, Inc. (2)	1.60%	07/25/16	720,341
2,440,000	Commonwealth Bank of Australia/New York (5)	1.90%	09/18/17	2,462,119
2,299,000	Cooperative Rabobank UA (5)	3.38%	01/19/17	2,328,908
2,059,000	Credit Suisse/New York (5)	1.38%	05/26/17	2,060,956
1,000,000	Export-Import Bank of Korea (5)(6)	4.00%	01/11/17	1,015,450
1,225,000	Fifth Third Bank/Cincinnati (2)	1.14%	11/18/16	1,225,914
1,025,000	Fifth Third Bank/Cincinnati	1.15%	11/18/16	1,025,715
1,250,000	Goldman Sachs Group Inc. (The) (2)	1.73%	11/15/18	1,253,484
1,050,000	HSBC USA, Inc. (5)	1.63%	01/16/18	1,048,129
2,500,000	JPMorgan Chase Bank NA	6.00%	10/01/17	2,641,005
1,415,000	Lloyds Bank PLC (5)	1.75%	05/14/18	1,411,020
550,000	Lloyds Bank PLC (5)	2.00%	08/17/18	549,383
1,325,000	Morgan Stanley	6.63%	04/01/18	1,436,596
3,200,000	MUFG Union Bank NA (2)	1.39%	09/26/16	3,204,029
3,200,000	National City Bank/Cleveland OH (2)	1.00%	12/15/16	3,198,886
580,000	Royal Bank of Canada (5)	1.40%	10/13/17	581,862
975,000	Toronto-Dominion Bank (The) (5)	1.13%	05/02/17	975,939
1,000,000	Toronto-Dominion Bank (The) (5)	1.75%	07/23/18	1,010,239
1,350,000	UBS AG/Stamford CT (5)	1.38%	06/01/17	1,352,219
2,200,000	Wells Fargo & Co.	1.40%	09/08/17	2,207,154
				39,316,953
BEVERAGES — 0.4%
1,000,000	Anheuser-Busch InBev Finance Inc. (5)	1.13%	01/27/17	1,001,021
				1,001,021
COMPUTERS — 0.4%
1,000,000	Hewlett Packard Enterprise Co. (2) (3)	2.39%	10/05/17	1,010,790
				1,010,790
DIVERSIFIED FINANCIAL SERVICES — 1.2%
2,350,000	American Express Credit Corp. (2)	0.95%	06/05/17	2,347,161
400,000	Eaton Vance Corp.	6.50%	10/02/17	422,361
				2,769,522
ELECTRIC — 0.2%
548,000	PSEG Power LLC	2.75%	09/15/16	549,839
				549,839

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS (continued)
HEALTH CARE SERVICES — 0.4%
$890,000	Aetna, Inc.	1.70%	06/07/18	$897,142
				897,142
INSURANCE — 1.1%
1,000,000	Principal Financial Group, Inc.	1.85%	11/15/17	1,005,798
1,000,000	Principal Life Global Funding II (3)	1.13%	02/24/17	1,001,137
580,000	Principal Life Global Funding II (3)	1.20%	05/19/17	581,473
				2,588,408
MACHINERY DIVERSIFIED — 1.0%
2,391,000	John Deere Capital Corp	2.00%	01/13/17	2,405,270
				2,405,270
MANUFACTURING — 0.2%
550,000	General Electric Co. (2)	0.90%	08/07/18	549,172
				549,172
MEDIA — 1.1%
1,250,000	Comcast Cable Communications LLC	8.88%	05/01/17	1,331,499
1,250,000	NBCUniversal Enterprise, Inc. (2) (3)	1.31%	04/15/18	1,255,660
				2,587,159
MINING — 0.5%
451,000	BHP Billiton Finance USA Ltd. (2) (5)	0.88%	09/30/16	450,696
687,000	BHP Billiton Finance USA Ltd. (5)	1.63%	02/24/17	688,981
				1,139,677
OIL & GAS — 3.6%
2,151,000	Schlumberger Norge AS (3) (5)	1.95%	09/14/16	2,155,192
800,000	Schlumberger Norge AS (3) (5)	1.25%	08/01/17	799,725
1,000,000	Sempra Energy	2.30%	04/01/17	1,008,461
1,150,000	Shell International Finance BV (2) (5)	1.21%	11/10/18	1,150,848
500,000	Statoil ASA (5)	1.20%	01/17/18	500,912
1,000,000	Statoil ASA (2) (5)	1.09%	11/08/18	994,548
1,740,000	Total Capital International SA (5)	1.55%	06/28/17	1,749,044
				8,358,730
PHARMACEUTICALS — 0.5%
1,050,000	Actavis, Inc. (5)	1.88%	10/01/17	1,055,565
				1,055,565

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Continued)

				Fair
Par Value	Issuer	Interest Rate	Maturity †	Value

CORPORATE BONDS (continued)
PIPELINES — 0.4%
$940,000	Kinder Morgan, Inc.	7.00%	06/15/17	$979,167
				979,167
REAL ESTATE INVESTMENT TRUSTS — 1.7%
755,000	Essex Portfolio LP	5.50%	03/15/17	775,457
2,250,000	Simon Property Group LP	2.15%	09/15/17	2,273,539
1,000,000	Ventas Realty LP	1.25%	04/17/17	1,000,470
				4,049,466
TELECOMMUNICATION SERVICES — 1.2%
2,900,000	America Movil SAB de CV (2) (5)	1.66%	09/12/16	2,900,809
				2,900,809
	Total Corporate Bonds (Cost $76,320,024)			76,461,965

CORPORATE INTERNATIONAL SOVEREIGN — 0.9%
1,700,000	Province of British Columbia Canada (5)	1.20%	04/25/17	1,707,776
397,000	Province of Ontario Canada (5)	1.10%	10/25/17	398,453
	Total Corporate International Sovereign (Cost $2,101,521)			2,106,229

Shares

REGISTERED INVESTMENT COMPANY — 2.3%
5,299,495	Dreyfus Treasury & Agency Cash Management Fund, 0.24% (7)			5,299,495
	Total Registered Investment Company (Cost $5,299,495)			5,299,495
	Total Investments in Securities — 101.5% (Cost $237,923,872) *			238,337,606
	Liabilities in excess of Other Assets — (1.5%)			(3,499,961)
	Net Assets — 100.0%			$234,837,645
	Net Asset Value Per Participation Certificate			$9.99

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

(Unaudited)

Schedule of Investments

June 30, 2016

(Concluded)

†

Maturity (date) disclosed represents the final maturity date of the security. Principal payments are made periodically, therefore the effective maturity date may be earlier than the stated maturity date.

*	The cost and unrealized appreciation and depreciation in the value of the investments owned by the Portfolio as computed on a federal income tax basis are as follows:

	Aggregate Cost	$237,923,872
	Unrealized appreciation	674,037
	Unrealized depreciation	(260,303)
	Net unrealized appreciation	$413,734

(1)	Interest Rate disclosed represents the discount rate at the time of purchase.
(2)	Variable or floating rate security. Interest Rate disclosed is as of June 30, 2016.
(3)

Security is exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. Securities have been deemed to be liquid based on procedures performed by Merganser Capital Management, LLC, the investment adviser to the Ultrashort Duration Bond Portfolio.

(4)

Security valued at fair value by the Fund’s Valuation Committee in accordance with procedures approved by, and under the general supervision of, the Fund’s Board of Trustees. The total value of those securities is $998,565 (0.4% of total net assets).

(5)	Security is domiciled in a foreign jurisdiction.
(6)	This obligation of a U.S. Government sponsored entity is not issued or guaranteed by the U.S. Treasury.
(7)	Interest Rate periodically changes. Interest Rate disclosed is the 7 day yield as of June 30, 2016.

CMO	Collateralized Mortgage Obligation

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 2016

	Government Portfolio
	(formerly known as
	Government/REPO	Money Market
	Portfolio)	Portfolio

ASSETS
Investments, at amortized cost, which approximates fair value	$—	$128,495,633
Repurchase Agreements, at amortized cost, which approximates fair value	41,370,000	169,000,000
Cash	4,480	3,869,934
Accrued interest receivable	448	18,611
Receivable from Administrator (Note 4)	3,603	—
Other assets	8,077	11,865
Total Assets	41,386,608	301,396,043

LIABILITIES
Dividends payable	107	18,039
Accrued expenses payable
Investment advisory fees (Note 4)	—	11,832
Administration fees (Note 4)	—	8,693
Custodian fees (Note 4)	1,525	14,233
Transfer agent fees (Note 4)	178	787
Other liabilities	22,561	55,922
Total Liabilities	24,371	109,506

NET ASSETS	$41,362,237	$301,286,537

NET ASSETS CONSIST OF:
Paid-in Capital	$41,362,237	$301,280,532
Accumulated net realized gain on securities sold	—	6,005

TOTAL NET ASSETS	$41,362,237	$301,286,537

Total Participation Certificates (PCs) outstanding (3 billion authorized for each Portfolio, $0.001 Par Value)	41,362,237	301,280,532

Net Asset Value Per PC (net assets/PCs outstanding)	$1.00	$1.00

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Assets and Liabilities

(Unaudited)

June 30, 2016

	Ultrashort Duration	Ultrashort Duration
	Government Portfolio	Bond Portfolio

ASSETS
Investments, at fair value *	$57,175,371	$238,337,606
Cash	885,345	6,968
Accrued interest receivable	129,511	611,774
Receivable due from Administrator (Note 4)	3,535	—
Other assets	2,936	16,014
Total Assets	58,196,698	238,972,362

LIABILITIES
Dividends payable	1,339	10,501
Payable for securities purchased	—	4,006,405
Accrued expenses payable
Investment advisory fees (Note 4)	6,519	27,318
Administration fees (Note 4)	—	9,604
Custodian fees (Note 4)	1,504	4,714
Transfer agent fees (Note 4)	8,413	11,071
Accounting service fees (Note 4)	5,208	5,798
Other liabilities	28,231	59,306
Total Liabilities	51,214	4,134,717

NET ASSETS	$58,145,484	$234,837,645

NET ASSETS CONSIST OF:
Paid-in Capital	$58,033,329	$233,886,209
Accumulated undistributed net investment gain/(loss)	(36,538)	59,271
Accumulated net realized gain/(loss) on securities sold	(18,942)	478,431
Net unrealized appreciation on securities	167,635	413,734

TOTAL NET ASSETS	$58,145,484	$234,837,645

Total Participation Certificates (PCs) outstanding (1 billion authorized for each Portfolio, $0.001 Par Value)	5,803,117	23,507,448

Net Asset Value Per PC (net assets/PCs outstanding)	$10.02	$9.99

* Investments, at cost	$57,007,736	$237,923,872

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

(Unaudited)

Six Months Ended June 30, 2016

	Government Portfolio
	(formerly known as
	Government/REPO	Money Market
	Portfolio)	Portfolio

INTEREST INCOME	$138,371	$586,583

EXPENSES
Investment advisory and servicing fees (Note 4)	92,628	260,704
Administration fees (Note 4)	23,157	66,771
Custodian fees (Note 4)	4,194	27,419
Audit and tax fees	12,462	24,957
Insurance expense	3,274	16,073
Fund compliance fees	6,316	13,258
Printing fees	3,343	11,209
Legal fees	5,937	10,845
Trustee expense	2,549	6,538
S&P Rating fees	2,792	6,261
Transfer agent fees (Note 4)	485	2,212
Administration out of pocket expense	1,558	1,013
Miscellaneous	29	2,567
Total Expenses	158,724	449,827
Less fees waived and/or reimbursed (Note 4)	(112,350)	(216,005)
Net Expenses	46,374	233,822

NET INVESTMENT INCOME	91,997	352,761

NET REALIZED GAIN ON SECURITIES SOLD	—	2,555

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$91,997	$355,316

See accompanying notes to financial statements.

Plan Investment Fund, Inc.

Statements of Operations

(Unaudited)

Six Months Ended June 30, 2016

	Ultrashort	Ultrashort
	Duration	Duration
	Government	Bond
	Portfolio	Portfolio

INTEREST INCOME	$150,569	$1,885,262

EXPENSES
Investment advisory and servicing fees (Note 4)	47,356	305,919
Administration fees (Note 4)	12,856	84,431
Custodian fees (Note 4)	5,930	21,237
Audit and tax fees	4,851	26,146
Insurance expense	1,408	4,980
Fund compliance fees	2,475	17,093
Printing fees	1,197	5,857
Legal fees	2,394	17,427
Trustee expense	1,168	6,014
S&P Rating fees	6,258	13,064
Transfer agent fees (Note 4)	24,425	33,370
Administration out of pocket expense	12,540	18,746
Accounting fees (Note 4)	31,248	49,474
Miscellaneous	145	1,533
Total Expenses	154,251	605,291
Less fees waived and/or reimbursed (Note 4)	(51,403)	(73,842)
Net Expenses	102,848	531,449

NET INVESTMENT INCOME	47,721	1,353,813

NET REALIZED GAIN/(LOSS) ON SECURITIES SOLD	(1,282)	476,905

NET CHANGE IN UNREALIZED APPRECIATION ON SECURITIES	236,900	936,013

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$283,339	$2,766,731

See accompanying notes to financial statements.

Government Portfolio

(Formerly Government/REPO Portfolio)

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$91,997	$11,252
Net increase in net assets resulting from operations	91,997	11,252

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0010 and $0.0002 per PC, respectively	(91,997)	(11,252)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(91,997)	(11,252)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	237,257,976	215,720,125
Reinvestment of dividends	91,137	10,931
Cost of PCs repurchased	(298,096,825)	(225,668,735)
Net decrease in net assets resulting from capital transactions	(60,747,712)	(9,937,679)
Total decrease in net assets	(60,747,712)	(9,937,679)

NET ASSETS:
Beginning of period	102,109,949	112,047,628
End of period	$41,362,237	$102,109,949
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	237,257,976	215,720,125
Reinvestments of dividends	91,137	10,931
PCs repurchased	(298,096,825)	(225,668,735)
Net increase in PC’s outstanding	(60,747,712)	(9,937,679)

See accompanying notes to financial statements.

Money Market Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$352,761	$206,272
Net realized gain on securities sold	2,555	39,250
Net increase in net assets resulting from operations	355,316	245,522

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0013 and $0.0007 per PC, respectively	352,761	(243,272)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(352,761)	(243,272)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	729,070,937	1,825,378,890
Reinvestment of dividends	251,695	186,121
Cost of PCs repurchased	(622,773,532)	(2,170,108,857)
Net increase/(decrease) in net assets resulting from capital transactions	106,549,100	(344,543,846)
Total increase/(decrease) in net assets	106,551,655	(344,541,596)

NET ASSETS:
Beginning of period	194,734,882	539,276,478
End of period	$301,286,537	$194,734,882
Accumulated undistributed net investment income	$—	$—

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	729,070,937	1,825,378,890
Reinvestments of dividends	251,695	186,121
PCs repurchased	(622,773,532)	(2,170,108,857)
Net increase in PC’s outstanding	106,549,100	(344,543,846)

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$47,721	$102,188
Net realized gain/(loss) on securities sold	(1,282)	87,630
Net change in unrealized appreciation/(depreciation) on securities	236,900	(85,149)
Net increase in net assets resulting from operations	283,339	104,669

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0083 and $0.0181 per PC, respectively	(41,487)	(89,062)
From net realized capital gains $0.0000 and $0.0151 per PC, respectively	—	(68,080)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(41,487)	(157,142)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	17,829,996	36,591,660
Reinvestment of dividends	33,811	117,642
Cost of PCs repurchased	(5,020,736)	(69,599,811)
Net increase/(decrease) in net assets resulting from capital transactions	12,843,071	(32,890,509)
Total increase/(decrease) in net assets	13,084,923	(32,942,982)

NET ASSETS:
Beginning of period	45,060,561	78,003,543
End of period	$58,145,484	$45,060,561
Accumulated undistributed net investment loss	$(36,538)	$(42,772)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	1,782,703	3,658,761
Reinvestments of dividends	3,379	11,782
PCs repurchased	(501,572)	(6,961,739)
Net increase/(decrease) in PC’s outstanding	1,284,510	(3,291,196)

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

Statements of Changes in Net Assets

	For the
	Six Months Ended	For the
	June 30, 2016	Year Ended
	(Unaudited)	December 31, 2015

INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income	$1,353,813	$1,219,695
Net realized gain on securities sold	476,905	26,166
Net change in unrealized appreciation/(depreciation) on securities	936,013	(215,729)
Net increase in net assets resulting from operations	2,766,731	1,030,132

DIVIDENDS AND DISTRIBUTIONS TO PARTICIPATION CERTIFICATE (PC) HOLDERS:
From net investment income $0.0365 and $0.0606 per PC, respectively	(1,220,383)	(1,321,725)
Net decrease in net assets from dividends and distributions to Participation Certificate (PC) Holders	(1,220,383)	(1,321,725)

CAPITAL TRANSACTIONS:
Proceeds from sale of PCs	46,045,293	516,963,437
Reinvestment of dividends	1,165,906	1,246,653
Cost of PCs repurchased	(272,651,663)	(238,164,137)
Net increase/(decrease) in net assets resulting from capital transactions	(225,440,464)	280,045,953
Total increase/(decrease) in net assets	(223,894,116)	279,754,360

NET ASSETS:
Beginning of period	458,731,761	178,977,401
End of period	$234,837,645	$458,731,761
Accumulated undistributed net investment gain/(loss)	$59,271	$(74,159)

OTHER INFORMATION:

SUMMARY OF PC TRANSACTIONS:
PCs sold	4,619,037	51,946,544
Reinvestments of dividends	116,945	125,135
PCs repurchased	(27,356,267)	(23,907,543)
Net increase/(decrease) in PC’s outstanding	(22,620,285)	28,164,136

See accompanying notes to financial statements.

Government Portfolio

(formerly known as Government/REPO Portfolio)

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended	Year	Year	Year	Year	Year
	6/30/16	Ended	Ended	Ended	Ended	Ended
	(Unaudited)	12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0010	0.0002	0.0001	0.0003	0.0009	0.0003
Net Realized Gain (Loss) on Investments	—	—	—	—	—	—
Total From Investment Operations	0.0010	0.0002	0.0001	0.0003	0.0009	0.0003

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0010)	(0.0002)	(0.0001)	(0.0003)	(0.0009)	(0.0003)
Total Dividends and Distributions	(0.0010)	(0.0002)	(0.0001)	(0.0003)	(0.0009)	(0.0003)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return *	0.10%	0.02%	0.01%	0.03%	0.09%	0.03%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$41,362	$102,110	$112,048	$129,306	$208,905	$177,330

Ratio of Net Expenses to Average Net Assets (1)	0.10%**	0.07%	0.05%	0.06%	0.10%	0.08%

Ratio of Net Investment Income to Average Net Assets (2)	0.20%**	0.02%	0.01%	0.03%	0.09%	0.03%

*	Not Annualized

**	Annualized

(1)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.34% annualized for six months ended June 30, 2016 and 0.34%, 0.32%, 0.30%, 0.29% and 0.30% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been (0.04)% annualized for six months ended June 30, 2016 and (0.25)%, (0.26)%, (0.21)%, (0.10)% and (0.20)% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements.

Money Market Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	Year	Year
	6/30/16		Ended	Ended	Ended	Ended	Ended
	(Unaudited)		12/31/15	12/31/14	12/31/13	12/31/12	12/31/11
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00

Investment Operations:
Net Investment Income	0.0013		0.0006	0.0003	0.0004	0.001	0.001
Net Realized Gain (Loss) on Investments	—	(1)	0.0001	—	—	—	—
Total From Investment Operations	0.0013		0.0007	0.0003	0.0004	0.001	0.001

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.0013)		(0.0007)	(0.0003)	(0.0004)	(0.001)	(0.001)
Total Dividends and Distributions	(0.0013)		(0.0007)	(0.0003)	(0.0004)	(0.001)	(0.001)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00	$1.00
Total Return *	0.13%		0.07%	0.03%	0.04%	0.11%	0.09%

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$301,287		$194,735	$539,276	$586,404	$839,926	$970,715

Ratio of Net Expenses to Average Net Assets (2)	0.18	%**	0.17%	0.17%	0.18%	0.18%	0.17%

Ratio of Net Investment Income to Average Net Assets (3)	0.26	%**	0.05%	0.02%	0.03%	0.11%	0.09%

*	Not Annualized

**	Annualized

(1)	Less than $0.0001 per share.

(2)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.34% annualized for the six months ended June 30, 2016 and 0.31%, 0.27%, 0.25%, 0.23% and 0.22% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income/(loss) to average net assets would have been 0.10% annualized for six months ended June 30, 2016 and (0.08)%, (0.09)%, (0.04)%, 0.05% and 0.03% for the years ended December 31, 2015, 2014, 2013, 2012 and 2011, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Government Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	For the Period
	6/30/16		Ended	Ended	Ended	March 7, 2012*
	(Unaudited)		12/31/15	12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.97		$9.99	$9.98	$10.02	$10.00

Investment Operations:
Net Investment Income (1)	0.01		0.02	0.02	0.02	0.03
Net Realized and Unrealized Gain (Loss) on Investments	0.05		— (2)	0.01	(0.04)	0.05
Total From Investment Operations	0.06		0.02	0.03	(0.02)	0.08

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.01)		(0.02)	(0.02)	(0.02)	(0.05)
Net Realized Capital Gains	—		(0.02)	—	— (2)	(0.01)
Total Dividends and Distributions	(0.01)		(0.04)	(0.02)	(0.02)	(0.06)
Net Asset Value, End of Period	$10.02		$9.97	$9.99	$9.98	$10.02
Total Return	0.59	%**	0.13%	0.18%	(0.08)%	0.83	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$58,145		$45,061	$78,004	$75,660	$72,866

Ratio of Net Expenses to Average Net Assets (3)	0.40	%***	0.40%	0.40%	0.40%	0.40	%***

Ratio of Net Investment Income to Average Net Assets (4)	0.19	%***	0.19%	0.15%	0.23%	0.36	%***

Portfolio turnover rate	35	%**	88%	69%	76%	85	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.60% annualized for six months ended June 30, 2016, 0.61%, 0.58%, 0.56% and 0.59% for the years ended December 31, 2015, 2014, 2013 and annualized for the period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been (0.01%) annualized for the six months ended June 30, 2016, (0.02)%, (0.02)%, 0.07% and 0.17% for the years ended December 31, 2015, 2014, 2013 and annualized for the period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Ultrashort Duration Bond Portfolio

Financial Highlights

For a Participation Certificate (PC) Outstanding Throughout Each Period

	Six Months
	Ended		Year	Year	Year	For the Period
	6/30/16		Ended	Ended	Ended	March 6, 2012*
	(Unaudited)		12/31/15	12/31/14	12/31/13	to December 31, 2012
Net Asset Value, Beginning of Period	$9.94		$9.96	$9.97	$10.01	$10.00

Investment Operations:
Net Investment Income (1)	0.04		0.06	0.03	0.05	0.06
Net Realized and Unrealized Gain (Loss) on Investments	0.05		(0.02)	—	(0.02)	0.02
Total From Investment Operations	0.09		0.04	0.03	0.03	0.08

Less Dividends and Distributions:
Dividends to PC holders from:
Net Investment Income	(0.04)		(0.06)	(0.04)	(0.05)	(0.06)
Net Realized Capital Gains	—		—	— (2)	(0.02)	(0.01)
Total Dividends and Distributions	(0.04)		(0.06)	(0.04)	(0.07)	(0.07)
Net Asset Value, End of Period	$9.99		$9.94	$9.96	$9.97	$10.01
Total Return	0.77	%**	0.51%	0.28%	0.28%	0.79	%**

Ratios/Supplemental Data:
Net Assets, End of Period (000)	$234,838		$458,732	$178,977	$105,713	$115,470

Ratio of Net Expenses to Average Net Assets (3)	0.31	%***	0.36%	0.36%	0.40%	0.40	%***

Ratio of Net Investment Income to Average Net Assets (4)	0.80	%***	0.56%	0.31%	0.56%	0.74	%***

Portfolio turnover rate	70	%**	160%	59%	132%	50	%**

*	Commencement of operations.

**	Not Annualized.

***	Annualized.

(1)	The selected per share data was calculated using the average shares outstanding method for the period.

(2)	Less than $0.01 per share.

(3)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of total expenses to average net assets would have been 0.36% annualized for six months ended June 30, 2016, 0.41%, 0.43%, 0.54% and 0.48% for the years ended December 31, 2015, 2014, 2013 and annualized for the period ended December 31, 2012, respectively.

(4)

Without the waiver and/or reimbursement of a portion of advisory and administration fees (see Note 4), the ratio of net investment income to average net assets would have been 0.75% annualized for six months ended June 30, 2016, 0.51%, 0.24%, 0.42% and 0.66% for the years ended December 31, 2015, 2014, 2013 and annualized for the period ended December 31, 2012, respectively.

See accompanying notes to financial statements.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2016

Note 1. Organization

Plan Investment Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end registered investment company and in accordance with the Financial Standards Accounting Board (“FASB”) Accounting Standards update 2013-08, follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, Financial Services-Investment Companies. The Fund consists of four separate diversified portfolios: the Government Portfolio (formerly the Government/REPO Portfolio), the Money Market Portfolio, the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio” and collectively, the “Portfolios”).

Government Portfolio — a money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations.

Money Market Portfolio — a money market fund which seeks a high level of current income and stability of principal by investing in U.S. Government obligations and repurchase agreements relating to such obligations, and bank and commercial obligations.

Ultrashort Duration Government Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in U.S. Government securities and U.S. Government agency securities.

Ultrashort Duration Bond Portfolio — a bond fund which seeks total return consistent with current income and capital preservation by investing primarily in a diversified portfolio of investment-grade debt securities.

Indemnification

The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held.

In the normal course of business, the Fund may enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on claims that may be made against the Fund in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund.

Portfolio Valuation: The Ultrashort Duration Government and the Ultrashort Duration Bond Portfolios’ net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities are fair valued using price evaluations provided by an independent pricing service approved by the Board of Trustees (the “Board”) which may use the following valuation inputs when available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. Fixed income securities acquired with remaining maturities of 60 days or less are valued using the amortized cost method when it represents the best estimate of fair value. Under this method, securities are valued at cost when purchased and, thereafter, a constant proportionate accretion and amortization of any discounts and premiums are recorded until effective maturity or sale of the security.

Investments in other open-end investment companies, if held, are valued based on the NAV of the investment companies (which use fair value pricing as discussed in their prospectuses). If price quotes are unavailable or deemed unreliable, securities will be fair valued in accordance with procedures adopted by the Board.

For the Government Portfolio and the Money Market Portfolio, the NAV is calculated as of 4:00 p.m. (Eastern Time). Pursuant to Rule 2a-7 of the 1940 Act, securities are valued using the amortized cost method, when it represents the best estimate of fair value. The Government Portfolio and Money Market Portfolio seek to maintain a continuous NAV of $1.00 and have adopted certain investment policies, portfolio valuation and dividend and distribution policies to enable them to do so. There is no assurance that such portfolios will maintain a stable NAV of $1.00.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2016

(Continued)

Securities Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the trade date. Realized gains and losses on investments sold are recorded on the identified cost basis. Gains and losses on principal paydowns from mortgage backed securities are recorded as interest income on the Statements of Operations. Interest income is recorded on the accrual basis. Market discounts and premiums on securities purchased are amortized on an effective yield basis over the estimated lives of the respective securities for the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios.

Dividends and Distributions to Participation Certificate Holders: Dividends from net investment income of the Portfolios are declared daily and paid monthly. The Government and Money Market Portfolios intend, subject to the use of offsetting capital loss carryforwards, to distribute net realized short and long-term capital gains, if any, throughout each year. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios, after deducting any available capital loss carryovers, are declared and paid to their shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from United States Generally Accepted Accounting Principles (“U.S. GAAP”). Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications within the components of net assets.

Federal Income Taxes: No provision is made for federal taxes as it is each Portfolio’s intention to continue to qualify as a regulated investment company and to comply with the requirements of Subchapter M of the Internal Revenue Code and to distribute substantially all of its net investment income to Participation Certificate (“PC”) holders, which will be sufficient to relieve each Portfolio from all, or substantially all, federal income and excise taxes. The tax character of distributions for the period of January 1, 2016 through June 30, 2016 will be determined at the end of the Portfolios fiscal year.

Repurchase Agreements: Each Portfolio may enter into repurchase agreements under the terms of a Master Repurchase Agreement with financial institutions such as banks and broker-dealers subject to the seller’s agreement to repurchase them at an agreed upon date and price (“repurchase agreements”). The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates. Collateral for repurchase agreements may have longer maturities than the maximum permissible remaining maturity of Portfolio investments. The seller under a repurchase agreement is required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price. The agreement is conditioned upon the collateral being deposited under the Federal Reserve book entry system or held in a separate account by the Fund’s custodian, sub-custodian or an authorized securities depository. The collateral consists of U.S. Government and U.S. Government agency securities the market value of which, on a daily basis, including any accrued interest, is equal to at least 100% of the purchase price plus accrued interest. Upon an event of default under the terms of the Master Repurchase Agreements, both parties have the right to set-off. If the seller defaults or enters into insolvency proceeding, realization of the collateral by the company may be delayed or limited. At June 30, 2016, the Portfolios held repurchase agreements, which are included in Repurchase Agreements, at amortized cost, which approximates fair value in the Statements of Assets and Liabilities. The value of the related collateral that the Portfolios received for each of these agreements exceeded the value of each repurchase agreement at June 30, 2016 and is disclosed in the Schedules of Investments.

Expenses: Expenses are recorded on the accrual basis. Each Portfolio pays the expenses that are directly related to its operations, such as Portfolio management fees or custodial fees. Expenses incurred by the Fund on behalf of each Portfolio, such as trustee or legal fees, are allocated among each of the Portfolios either proportionately based upon each Portfolio’s net assets or using another reasonable basis such as equally across each Portfolio, depending on the nature of the expense.

Management Estimates: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2016

(Continued)

Note 3. Fair Value Measurement

Fair Value Measurement: The inputs and valuation techniques used to measure fair value of the Portfolios’ investments are summarized into three levels as described in the hierarchy below:

•                  Level 1 — quoted prices in active markets for identical securities

•                  Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

Securities held within the Government Portfolio and the Money Market Portfolio are valued at amortized cost, in accordance with Rule 2a-7 under the 1940 Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fixed-income securities held within the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio are valued at fair value using price evaluations provided by an independent pricing service which may use the following inputs available: benchmark yields, reported trades, broker/dealer quotes, issuer spreads, benchmark securities, bids and offers and reference data including market research publications. A summary of the inputs used to value the Portfolios’ net assets as of June 30, 2016 is as follows:

			Level 2	Level 3
	Total Fair	Level 1	Significant	Significant
	Value at	Quoted	Observable	Unobservable
	June 30, 2016	Price	Inputs	Inputs

Government Portfolio
Investments in Securities*	$41,370,000	$—	$41,370,000	$—

Money Market Portfolio
Investments in Securities*	$297,495,633	$—	$297,495,633	$—

Ultrashort Duration Government Portfolio
U.S. Treasury Obligations	$26,701,100	$—	$26,701,100	$—
Agency Obligations	30,423,615	—	30,423,615	—
Registered Investment Company	50,656	50,656	—	—
	$57,175,371	$50,656	$57,124,715	$—

Ultrashort Duration Bond Portfolio
U.S. Treasury Obligations	$50,900,989	$—	$50,900,989	$—
Commercial Mortgage-Backed Securities	15,925,505		15,925,505
Asset-Backed Securities	64,240,351	—	64,240,351	—
Agency Obligations	23,403,072	—	23,403,072	—
Corporate Bonds	76,461,965	—	76,461,965	—
Corporate International Sovereign	2,106,229		2,106,229
Registered Investment Company	5,299,495	5,299,495	—	—
	$238,337,606	$5,299,495	$233,038,111	$—

* Please refer to the schedule of investments for industry and security type breakouts.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2016

(Continued)

At the end of each calendar quarter, management evaluates the Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as: changes in market activity from the prior reporting period, whether or not a broker is willing to execute at the quoted price and the depth and consistency of prices from third party services.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available fair value, the fair value of the Portfolios’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a readily available market existed for such investments and may differ materially from the values the Portfolios’ may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the six months ended June 30, 2016, there were no transfers between Levels 1, 2 and 3 for the Portfolios. The Portfolios disclose all transfers between levels based on valuations at the end of each reporting period.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Note 4. Transactions with Affiliates, Related Parties and Other Fee Arrangements

The Fund has entered into agreements for advisory, service agent, administrative, custodian and transfer agent services as follows:

BCS Financial Services Corporation (the “Administrator”), serves as the Fund’s Administrator with respect to the Fund’s overall operations and relations with holders of PCs. Certain officers or employees of the Administrator are also officers of the Fund. All officers serve without compensation from the Fund. As compensation for its services, each Portfolio pays the Administrator fee, computed daily and paid monthly, at an annual rate not to exceed 0.05% of the average daily net assets of each of the Fund’s Portfolios.

BlackRock Advisors, LLC (“BALLC”), a wholly-owned indirect subsidiary of BlackRock, Inc., serves as the Government Portfolio’s and Money Market Portfolio’s investment advisor and service agent. As servicing agent, BALLC maintains the financial accounts and records, and computes the net asset value and net income for both Portfolios. BALLC subcontracts certain administrative services to BNY Mellon Investment Servicing (U.S.), Inc. (“BNY Mellon”). The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate, for 1940 Act purposes, of BlackRock, Inc. As compensation for its services, the Government and Money Market Portfolios pay BALLC a fee, computed daily and paid monthly based upon an annualized percentage of the average net assets of each of the Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, 0.12% of the next $250 million, 0.10% of the next $250 million, and 0.08% of amounts in excess of $1 billion.

BALLC has agreed to reduce the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Government Portfolio and Money Market Portfolio so that they individually do not exceed 0.30 of one percent (0.30%) of each Portfolio’s average net assets for the year. BALLC and the Administrator have agreed to waive fees (“other fee waivers”) such that the Government Portfolio’s ordinary operating expenses do not exceed 0.10 of one percent (0.10%) of the Portfolio’s average net assets. BALLC has agreed to waive fees to cap the total expense of the Money Market Portfolio at 17.5 basis points of the average net assets up to $1 billion, 16.0 basis points of the average net assets between $1 billion and $2 billion, and 15.5 basis points of the average net assets above $2 billion. The Administrator has agreed to waive one basis point of its contractual fees relating to the Money Market Portfolio. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund.

For the Government Portfolio and the Money Market Portfolio, the Administrator has further agreed that if for any day, after giving effect to all expenses, including without limitation any extraordinary expenses, the “portfolio yield” would be less than 0.01%, the Administrator shall waive that portion of its fees for such day so that after giving effect to such waiver and any other fee waivers, the portfolio yield for such day would be not less than 0.01%. The Administrator has agreed that if after

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2016

(Continued)

giving effect to such waiver and other fee waivers, the portfolio yield for such day would be less than 0.01%, the Administrator shall waive all of its fees for such day. BALLC has further agreed that if for any day, after giving effect to any other fee waivers and the Administrator fee waiver, the portfolio yield would be less than 0.01%, BALLC shall waive that portion of its fees for such day so that after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be not less than 0.01%. BALLC has agreed that if after giving effect to such waiver, the other fee waivers and the Administrator fee waiver, the portfolio yield for such day would be less than 0.01%, BALLC shall waive all of its fees for such day. The Administrator and BALLC cannot terminate such fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund.

Merganser Capital Management, LLC (“Merganser”) serves as the Ultrashort Duration Government and Ultrashort Duration Bond Portfolios (the “Ultrashort Portfolios”) investment advisor. As compensation for its services the Ultrashort Portfolios paid Merganser a fee, computed daily and paid monthly based on the average aggregate net assets in the Ultrashort Portfolios, at the following rate: 0.20% of the first $250 million, 0.15% of the next $250 million, and 0.10% of amounts in excess of $500 million. Each Ultrashort Portfolio pays the prorated fee based on average net assets of the Ultrashort Portfolio’s combined net assets.

The Administrator has agreed to waive the fees otherwise payable to it to the extent necessary to reduce the ordinary operating expenses of the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio so that they individually do not exceed 0.40 of one percent (0.40%) of each Ultrashort Portfolio’s average daily net assets for the year. Merganser has agreed to waive fees otherwise payable to it by the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio, so that such fees, computed daily and payable monthly, based on the average aggregate net assets held in the Portfolios are at the following rate: 0.15% of the first $200 million, 0.125% of the next $300 million, and 0.10% of amounts in excess of $500 million. The Administrator and Merganser cannot terminate such fee waivers prior to May 1, 2017 without the consent of the Board of Trustees of the Fund.

BALLC, Merganser and the Administrator will not recoup any previously waived or reimbursed fees/expenses (past or present) in any subsequent years.

As a result of the foregoing waivers and reimbursements, for the six months ended June 30, 2016, the Administrator waived $19,924, $13,354 and $12,856 which the Administrator was entitled to as the fees for its services as Administrator for the Government Portfolio, Money Market Portfolio and Ultrashort Duration Government Portfolio, respectively. In addition, the Administrator reimbursed expenses of $7,717 and $26,834 for the Government Portfolio and Ultrashort Duration Government Portfolio, respectively. BALLC waived $84,709 and $202,651 of advisory fees for the Government Portfolio and Money Market Portfolio, respectively, for the six months ended June 30, 2016. Merganser waived $11,713 and $73,842 of advisory fees for the Ultrashort Duration Government Portfolio and Ultrashort Duration Bond Portfolio, respectively, for the six months ended June 30, 2016.

The Bank of New York Mellon (the “Custodian”) acts as custodian of the Fund’s assets and BNY Mellon acts as the Fund’s accounting agent, transfer agent and dividend disbursing agent. Both the Custodian and BNY Mellon are wholly owned subsidiaries of The Bank of New York Mellon Corporation. The Custodian and BNY Mellon earn fees from the Fund for serving in these capacities.

Foreside Fund Services, LLC is the Fund’s distributor (the “Distributor”). The Distributor is neither affiliated with the Administrator, BALLC, Merganser, The Bank of New York nor its affiliated companies. The Fund does not have a distribution plan (under Rule 12b-1 of the Act); accordingly, the Distributor receives no compensation from the Fund for its distribution services.

Pursuant to a Compliance Services Agreement with the Fund, Foreside Fund Officer Services, LLC (“FFOS”), formerly known as Foreside Compliance Services, LLC and an affiliate of the Distributor, provides a Chief Compliance Officer to the Fund as well as some additional compliance support functions. FFOS is paid an annual fee plus out of pocket expenses for these services related to the Fund’s compliance program.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2016

(Continued)

Pursuant to a Fund CFO/Treasurer Agreement with the Fund that was executed on June 22, 2015, Foreside Management Services, LLC (“FMS”), an affiliate of the Distributor and FFOS, provides Fund Treasurer and Principal Financial Officer Services to the Fund. FMS is paid an annual fee plus out of pocket expenses for these services, which are paid by the Administrator.

Note 5. Tax Information

The Portfolios have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Portfolios to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The Portfolios have determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Portfolios are subject to examination by federal, state and local jurisdictions, where applicable, for the tax years 2012, 2013, 2014 and 2015.

The tax character of distributions paid by the Portfolios during the year ended December 31, 2015 were as follows:

	Ordinary	Long-Term
	Income Dividend	Capital Gains
Government Portfolio
2015	$11,252	$—

Money Market Portfolio
2015	$243,272	$—

Ultrashort Duration Government Portfolio
2015	$116,023	$41,119

Ultrashort Duration Bond Portfolio
2015	$1,321,725	$—

As of December 31, 2015, the components of distributable earnings on a tax basis were as follows:

	Undistributed	Undistributed	Unrealized	Other	Total
	Ordinary	Long-Term	Appreciation	Temporary	Distributable
Portfolio	Income	Capital Gains	(Depreciation)	Differences	Earnings
Government Portfolio	$—	$—	$—	$—	$—
Money Market Portfolio	3,450	—	—	—	3,450
Ultrashort Duration Government Portfolio	—	10,859	(69,265)	(71,291)	(129,697)
Ultrashort Duration Bond Portfolio	—	5,989	(526,742)	(74,159)	(594,912)

Other temporary differences were related to qualified late year losses deferred. For the Ultrashort Duration Government Portfolio, the $71,291 was composed of $42,772 late-year ordinary losses deferral and $28,519 short-term capital losses deferral. For the Ultrashort Duration Bond Portfolio, the $74,159 was composed of late-year ordinary losses deferral.

Under the Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”), the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under the previous law.

As of December 31, 2015, there were no post-enactment capital loss carryforwards.

Plan Investment Fund, Inc.
Notes to Financial Statements
(Unaudited)

June 30, 2016

(Concluded)

Note 6. Purchases and Sales of Investments

Aggregate purchases and proceeds from sales, paydowns and maturities of investment securities (other than short-term investments) for the six months ended June 30, 2016 were as follows:

	Aggregate Purchases		Proceeds From Sales
Portfolio	U.S. Government	Other	U.S. Government	Other
Ultrashort Duration Government Portfolio	$15,841,821	$—	$9,937,879	$—
Ultrashort Duration Bond Portfolio	82,322,518	113,161,829	240,118,268	171,035,971

Note 7. Significant Risks

Mortgage-Related and Other Asset-Backed Securities Risk — Mortgage-related and asset-backed securities are subject to certain other risks. The value of these securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Concentration Risk — A substantial part of the Money Market Portfolio’s assets may be directly or indirectly comprised of obligations of banks. As a result, the Portfolio may be more susceptible to any economic, business, political or other developments which generally affect these entities.

Note 8. Money Market Reform

On July 23, 2014, the SEC adopted amendments to money market fund regulations, which structurally change the way that certain money market funds will be required to operate. Pursuant to the amended regulations, effective on or about October 11, 2016 the Government Portfolio will intend to operate as a U.S. Government money market fund and the Money Market Portfolio will intend to operate as an institutional prime money market fund. As a U.S. Government money market fund, the Government Portfolio will continue to use amortized cost to value its portfolio holdings and seek to preserve the Portfolio’s price at $1.00 per Participation Certificate (although a $1.00 price might not be maintained and could lose value). As an institutional prime money market fund, the Money Market Portfolio will use the market value of the Portfolio’s holdings, and may use amortized cost for certain securities in accordance with SEC requirements and Board approved procedures, to value the Portfolio’s Participation Certificates. As a result, the price of the Money Market Portfolio’s Participation Certificates will be calculated to four decimal places and will “float,” fluctuating with changes in the values of the Portfolio’s securities.

Additionally, pursuant to the amended money market regulations, the Fund has adopted policies and procedures such that beginning October 11, 2016, the Money Market Portfolio will be able to impose liquidity fees on redemptions and/or temporarily suspend redemptions in the event that the Money Market Portfolio’s weekly liquid assets were to fall below a designated threshold. The Money Market Portfolio may also be required to impose a liquidity fee under certain circumstances.

When implemented, these changes may affect the Government Portfolio’s and the Money Market Portfolio’s investment strategies, fees and expenses, portfolio and Participant Certificate liquidity and return potential. Fund Management continues to evaluate the potential impact of these changes on the Portfolios’ financial statements and accompanying notes.

Note 9. Subsequent Events

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued, and has determined that there were no subsequent events.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

June 30, 2016

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Portfolio expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six months ended June 30, 2016.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expense that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Six Months Ended June 30, 2016” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Government Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2016	June 30, 2016	June 30, 2016*
Actual	$1,000.00	$1,001.00	$0.50
Hypothetical (5% return before expenses)	$1,000.00	$1,024.37	$0.50

*                 Expenses are equal to the Portfolio’s annualized expense ratio of 0.10%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Money Market Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2016	June 30, 2016	June 30, 2016*
Actual	$1,000.00	$1,001.30	$0.90
Hypothetical (5% return before expenses)	$1,000.00	$1,023.97	$0.91

*                 Expenses are equal to the Portfolio’s annualized expense ratio of 0.18%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Plan Investment Fund, Inc.
Fund Expense Examples
(Unaudited)

June 30, 2016

(Concluded)

Ultrashort Duration Government Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2016	June 30, 2016	June 30, 2016*
Actual	$1,000.00	$1,005.90	$1.99
Hypothetical (5% return before expenses)	$1,000.00	$1,022.87	$2.01

*                 Expenses are equal to the Portfolio’s annualized expense ratio of 0.40%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Ultrashort Duration Bond Portfolio

			Expenses Paid During
	Beginning Account Value	Ending Account Value	Six Months Ended
	January 1, 2016	June 30, 2016	June 30, 2016*
Actual	$1,000.00	$1,007.70	$1.55
Hypothetical (5% return before expenses)	$1,000.00	$1,023.32	$1.56

*                 Expenses are equal to the Portfolio’s annualized expense ratio of 0.31%, multiplied by the average account value over the period, multiplied by 182/366 to reflect the one-half year period.

Plan Investment Fund, Inc.

Fund Profile
(Unaudited)
June 30, 2016

Government Portfolio
(formerly known as Government/REPO)

Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Repurchase Agreements	100.0%	$41,370,000
Liabilities in excess of Other Assets	(0.0)%*	(7,763)
Net Assets	100.0%	$41,362,237

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$41,370,000	100.0%
Total Par Value	$41,370,000	100.0%

Weighted Average Maturity - 1 day

*                 Less than 0.1%.

(1)         Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Government Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile
(Unaudited)
June 30, 2016

Money Market Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Amortized Cost
Short Term Investments:
Repurchase Agreements	56.1%	$169,000,000
Commercial Paper - Financial Companies	15.2	45,959,395
Commercial Paper - Asset Backed Securities	10.3	30,984,526
Bank Obligations - Yankee Certificates of Deposit	3.6	11,000,530
Time Deposits	3.3	10,000,000
U.S. Treasury Obligations	3.3	9,997,602
Bank Obligations - Certificates of Deposit	2.7	8,000,000
Non-U.S. Sub-Sovereign	2.5	7,553,580
Variable Rate Obligations	1.7	5,000,000
Total Investments in Securities	98.7%	$297,495,633
Other Assets in excess of Liabilities	1.3%	3,790,904
Net Assets	100.0%	$301,286,537

Estimated Maturity Information

Maturity Information (1)	Par Value	% of Portfolio
1 - 7 days	$207,554,000	69.7%
8 - 14 days	13,000,000	4.4
15 - 30 days	24,000,000	8.1
31 - 60 days	29,000,000	9.7
61 - 90 days	21,000,000	7.1
91 - 120 days	3,000,000	1.0
Total Par Value	$297,554,000	100.0%

Weighted Average Maturity - 14 days

(1)                   Maturity dates as determined under Rule 2a-7 of the 1940 Act, for purposes of calculating the Money Market Portfolio’s weighted average maturity.

Plan Investment Fund, Inc.

Fund Profile
(Unaudited)
June 30, 2016

Ultrashort Duration Government Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Agency Obligations	52.3%	$30,423,615
U.S. Treasury Obligations	45.9	26,701,100
Registered Investment Company	0.1	50,656
Total Investments in Securities	98.3%	$57,175,371
Other Assets in excess of Liabilities	1.7%	970,113
Net Assets	100.0%	$58,145,484

Ultrashort Duration Bond Portfolio
Portfolio Holdings Summary Table

Security Type	% of Net Assets	Market Value
Corporate Bonds	32.5%	$76,461,965
Asset-Backed Securities	27.3	64,240,351
U.S. Treasury Obligations	21.7	50,900,989
Agency Obligations	10.0	23,403,072
Commercial Mortgage-Backed Securities	6.8	15,925,505
Corporate International Sovereign	0.9	2,106,229
Registered Investment Company	2.3	5,299,495
Total Investments in Securities	101.5%	$238,337,606
Liabilities in excess of Other Assets	(1.5)%	(3,499,961)
Net Assets	100.0%	$234,837,645

Geographical Summary Table

Country	% of Net Assets	Market Value
United States	86.1%	$202,230,798
Canada	3.7	8,680,190
Australia	2.3	5,352,889
Norway	1.9	4,450,377
Netherlands	1.5	3,479,756
Switzerland	1.5	3,413,175
United Kingdom	1.3	3,008,532
Mexico	1.2	2,900,809
France	0.7	1,749,044
Ireland	0.5	1,055,565
Korea (South)	0.4	1,015,450
Belgium	0.4	1,001,021
Total Investments in Securities	101.5%	$238,337,606
Liabilities in excess of Other Assets	(1.5)%	(3,499,961)
Net Assets	100.0%	$234,837,645

Plan Investment Fund, Inc.

Other Disclosures
(Unaudited)
June 30, 2016

Approval of Investment Advisory Agreement

Background and Approval Process. BlackRock Advisors, LLC (“BALLC”) and Merganser Capital Management, LLC (“Merganser”) (each an “Advisor” and collectively the “Advisors”) serve as Investment Advisors to Plan Investment Fund, Inc. (the “Fund”). BALLC serves as the Investment Advisor to the Government Portfolio and the Money Market Portfolio and Merganser serves as the Investment Advisor to the Ultrashort Duration Government Portfolio and the Ultrashort Duration Bond Portfolio (each, a “Portfolio”) pursuant to separate investment advisory agreements (the “Advisory Agreements”) with the Fund. The Advisory Agreements were initially approved by the Board of Trustees (“Board” or the “Trustees”) at the inception of each Fund for two-year terms. The Advisory Agreements continue thereafter if approved annually by the Trustees, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Fund (the “Independent Trustees”), by a vote cast in person at a meeting called for the purpose of voting on the Advisory Agreements. The Advisory Agreements for each Fund were most recently considered by the Board at a meeting held on April 7, 2016 (the “April Board meeting”). As part of the annual contract review process, the Independent Trustees, through their independent legal counsel, requested and received extensive materials, including information relating to (i) the nature, extent and quality of services provided by the Advisors, including compliance with legal requirements, (ii) short-term and long-term performance of each Portfolio relative to peer groups and market indices, (iii) the costs of the services provided and the Advisors’ profitability with respect to the management of each Portfolio, (iv) the extent to which the Advisors have in the past or are likely in the future to experience economies of scale in connection with the investment advisory services provided to each Portfolio, (v) the expense ratios of each Portfolio as compared with the expense ratios of their peer group and (vi) any benefits to the Advisors and their affiliates from their relationship with the Portfolios. The information provided by the Advisors in response to the Board’s requests supplemented information received by the Board throughout the year, both in writing and in meetings, regarding the Portfolios, including Portfolio performance, expense ratios, portfolio composition and regulatory compliance. The Independent Trustees, through their independent legal counsel, then held conferences with each Advisor to discuss follow-up questions to which they received responses in advance of the April Board meeting.

At the April Board meeting, representatives of each Advisor discussed certain responses with the Trustees and responded to their further questions. The Trustees considered the factors set out in case law and identified by the U.S. Securities and Exchange Commission as most relevant in considering the renewal of investment advisory agreements. The Trustees considered these and other factors, as summarized in more detail below, and concluded that the terms of each Advisory Agreement are fair and reasonable and the continuance of each Agreement is in the best interests of the applicable Portfolio.

Nature, Extent and Quality of Services. As part of the Board’s decision-making process, the Trustees noted that the Advisors have managed the Portfolios since their inception, and the Trustees believe that a long-term relationship with capable, conscientious investment advisers is in the best interests of the Portfolios. The Trustees also considered that Participant Certificate holders invest in a Fund specifically seeking the Advisor’s investment expertise and style. The Trustees also noted that when Participant Certificate holders invest in a Portfolio, they know the advisory fee that is paid by the Portfolio. In this connection, the Trustees considered, in particular, whether each Portfolio is managed in accordance with its investment objective and policies as disclosed to Participant Certificate holders. The Trustees concluded that each Portfolio is managed consistent with its investment objective and policies.

The Trustees reviewed information regarding various services provided by the Advisors to the Portfolios, including organizational charts and background information on personnel performing such services, as well as their education and experience. The Trustees also reviewed each Portfolio’s performance and information regarding the Advisors’ investment programs. The Trustees considered the depth and quality of the Advisors’ investment processes, the overall stability of the each organization, and the experience, capability and integrity of its senior management. The Trustees reviewed each Advisor’s compliance and risk management programs, including their cybersecurity practices, and each Advisor’s commitment to a rigorous compliance effort and the resultant compliance by the Portfolios and the Advisors with legal requirements. The reputation of BALLC and Merganser and their financial resources also were taken into consideration.

Based on their review, the Trustees concluded that the nature, extent and quality of services provided (and expected to be provided) to each Portfolio under its Advisory Agreement were of a high level and were very satisfactory.

Plan Investment Fund, Inc.

Other Disclosures
(Unaudited)
June 30, 2016
(Continued)

Investment Performance of the Portfolios and the Advisors. The Trustees noted that they review data on the short-term and long-term performance of the Portfolios in connection with each Board meeting. For the April Board meeting, the Trustees reviewed and considered information about the investment performance of each Portfolio and its applicable benchmark, as well as the performance of funds with similar investment classifications and objectives (“performance universe”). The funds included within each Portfolio’s performance universe were compiled by BCS using publicly available data. The Trustees also considered performance information through March 2016 that was provided by the Fund’s Administrator. The Trustees concluded that the performance of each Portfolio was competitive with its performance universe as reported by BCS.

Fees, Expenses and Profitability. The Trustees reviewed expense data compiled by BCS and information provided by the Advisors regarding the Portfolios’ advisory fees and expense ratios, including information regarding any expense caps for the Portfolios. The Trustees reviewed data showing how the Portfolios’ advisory fees and expense ratios compared to those of a peer group of funds with similar asset levels and expense structures. The Trustees also reviewed information provided by BALLC and Merganser regarding the services rendered and the fee rates offered to other clients, including other money market portfolios and other ultrashort duration portfolios. The Trustees concluded that the fees to be paid pursuant to the Advisory Agreements were fair and reasonable.

The Trustees reviewed information concerning the estimated profitability to each Advisor of the Advisory Agreements, including information regarding the methodology for allocating expenses. The Trustees reviewed data regarding the Advisor’s variable and fixed expenses. The Trustees also recognized that individual fund or product line profitability of other advisors is generally not publicly available, and that profitability may be affected by numerous factors, so that the comparability of profitability among advisory firms is limited. The Trustees concluded that the level of estimated profitability to each Advisor under the Advisory Agreements was reasonable.

Economies of Scale and Whether Fee Levels Reflect These Economies of Scale. The Trustees considered information regarding staffing of the Advisors and their investment in technology to the benefit of the Portfolios. It also considered information in the BCS report regarding economies of scale. The Trustees concluded that the Portfolios’ Participation Certificate holders share in the additional services, investment in talented employees and capital improvements provided by the Advisors without an increase in advisory fees.

Indirect Benefits to the Advisors from their Relationship to the Portfolios. The Trustees considered information regarding any indirect benefits to the Advisors that could be identified from their relationship to the Portfolios. Based on their review, including their consideration of each of the factors referred to above, the Trustees, including all of the Independent Trustees, concluded that the terms of each Advisory Agreement are fair and reasonable and that the renewal of each Advisory Agreement is in the best interests of each Portfolio. In deciding to approve the renewal of each Advisory Agreement, the Board did not identify any single factor or group of factors as all important or controlling and considered all factors together. The Board did not allot a particular weight to any one factor or group of factors.

Form N-Q: The Fund files the Portfolios’ complete schedules of portfolio holdings with the U.S. Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and are available for review and copying at the SEC’s Public Reference Room in Washington, D.C. Information on the operations of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090. The Fund’s Forms N-Q may also be obtained, upon request, by calling (800) 621-9215.

Proxy Voting: The Fund’s Proxy Voting Policies and Procedures, used to determine how to vote proxies relating to portfolio securities, are included in the Fund’s Statement of Additional Information, and are also available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov. Information on how proxies relating to the Fund’s voting securities (if any) were voted during the most recent 12-month period ended June 30 is available (i) upon request, without charge, by calling (800) 621-9215 or (ii) on the SEC’s website at www.sec.gov.

2 Mid America Plaza, Suite 200
Oakbrook Terrace, IL 60181
(630) 472-7700

Plan Investment Fund 2016
Board of Trustees

W. Dennis Cronin	Gerard T. Mallen
Senior Vice President of Treasury Services, Assistant Treasurer & Chief Risk Officer Highmark Health	Treasurer and Finance Division Senior Vice President Health Care Service Corporation

John F. Giblin	Michael J. Mizeur
Executive Vice President and Chief Financial Officer BlueCross BlueShield of Tennessee, Inc.	Executive Vice President, Chief Financial Officer & Treasurer Blue Cross Blue Shield of South Carolina

Robert J. Kolodgy	Vincent P. Price
Senior Vice President of Financial Services and Government Programs and Chief Financial Officer Blue Cross Blue Shield Association	Executive Vice President and Chief Financial Officer Cambia Health Solutions, Inc.

Alan Krigstein	Cynthia M. Vice
Executive Vice President,	Senior Vice President,
Chief Financial Officer and Treasurer Independence Blue Cross	Chief Financial Officer and Treasurer Blue Cross Blue Shield of Alabama

Jeffery T. Leber
Chief Financial Officer
Blue Cross & Blue Shield of Mississippi

INVESTMENT ADVISORS

GOVERNMENT PORTFOLIO

AND MONEY MARKET PORTFOLIO

BlackRock Advisors, LLC
Wilmington, Delaware

ULTRASHORT DURATION GOVERNMENT PORTFOLIO
AND ULTRASHORT DURATION BOND PORTFOLIO

Merganser Capital Management, LLC
Boston, Massachusetts

DISTRIBUTOR

Foreside Fund Services, LLC
Portland, Maine

Item 2. Code of Ethics.

This item is not applicable to this Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

This item is not applicable to this Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

This item is not applicable to this Semi-Annual Report.

Item 5. Audit Committee of Listed Registrants.

This item is not applicable to this Semi-Annual Report.

Item 6. Investments

(a)                                 Schedule of Investments included in Item 1.

(b)                                 Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a)                                 The registrant’s principal executive officer and principal financial officer or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their  evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act  (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15 (b) or 240.15d-15(b)).

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)                                 Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PLAN INVESTMENT FUND, INC.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	President and Chief Executive Officer
Date:	August 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Susan A. Pickar
Name:	Susan A. Pickar
Title:	Principal Executive Officer
Date:	August 26, 2016

By:	/s/ Christopher W. Roleke
Name:	Christopher W. Roleke, Treasurer
Title:	Principal Financial Officer
Date:	August 26, 2016

EXHIBIT INDEX

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.